Schedule of Investments (unaudited)
July 31, 2023
BlackRock Sustainable International Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Denmark — 6.1%
Novo Nordisk A/S, Class B	1,347	$ 217,207
Vestas Wind Systems A/S(a)	2,874	76,869
		294,076
Finland — 2.3%
Kone Oyj, Class B	2,133	109,408
France — 10.6%
BNP Paribas SA	2,530	166,848
L’Oreal SA	349	162,323
Schneider Electric SE	1,023	182,475
		511,646
Germany — 11.2%
Allianz SE, Registered Shares	891	212,948
Puma SE	2,577	174,157
Symrise AG	1,398	152,706
		539,811
Japan — 16.7%
Dai-ichi Life Holdings, Inc.	7,700	157,324
Ebara Corp.	2,300	108,693
Kurita Water Industries Ltd.	1,400	56,301
Recruit Holdings Co. Ltd.	4,700	162,788
Sony Group Corp.	1,900	177,966
Toyota Motor Corp.	8,400	141,236
		804,308
Netherlands — 5.2%
ASML Holding NV	352	252,127
Spain — 3.7%
Iberdrola SA	14,364	179,286
Sweden — 1.6%
Beijer Ref AB, Class B	5,586	75,961
Switzerland — 10.3%
Lonza Group AG, Registered Shares	160	92,966
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered Shares	1,773	$ 217,226
Roche Holding AG, NVS	603	186,961
		497,153
United Kingdom — 22.7%
Ashtead Group PLC	2,637	195,095
AstraZeneca PLC	1,464	210,342
Prudential PLC	9,430	130,948
Reckitt Benckiser Group PLC	2,338	175,145
RELX PLC	6,008	202,210
Rentokil Initial PLC	21,926	178,788
		1,092,528
United States — 7.4%
Mastercard, Inc., Class A	468	184,523
Microsoft Corp.	505	169,640
		354,163
Total Long-Term Investments — 97.8% (Cost: $4,506,711)		4,710,467
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(b)(c)	228,318	228,318
Total Short-Term Securities — 4.8% (Cost: $228,318)		228,318
Total Investments — 102.6% (Cost: $4,735,029)		4,938,785
Liabilities in Excess of Other Assets — (2.6)%		(122,940)
Net Assets — 100.0%		$ 4,815,845
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 215,150	$ 13,168(a)	$ —	$ —	$ —	$ 228,318	228,318	$ 2,710	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
July 31, 2023
BlackRock Sustainable International Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 294,076	$ —	$ 294,076
Finland	—	109,408	—	109,408
France	—	511,646	—	511,646
Germany	—	539,811	—	539,811
Japan	—	804,308	—	804,308
Netherlands	—	252,127	—	252,127
Spain	—	179,286	—	179,286
Sweden	—	75,961	—	75,961
Switzerland	—	497,153	—	497,153
United Kingdom	—	1,092,528	—	1,092,528
United States	354,163	—	—	354,163
Short-Term Securities
Money Market Funds	228,318	—	—	228,318
	$ 582,481	$ 4,356,304	$ —	$ 4,938,785
Portfolio Abbreviation
NVS	Non-Voting Shares
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